Investments in Equity Securities and Obligations to Deliver Securities - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022
Investments in Equity Securities and Obligations to Deliver Securities [Line Items]
Number of equity shares acquired to cover the short position	100,000	100,000
Purchase of securities to cover short position	$ 1,800,000	$ 1,800,000
Number of additional equity shares purchased		200,000
Purchase of equity securities		$ 4,100,000
Proceeds from disposed of equity securities		4,450,000	$ 1,273,000
Realized gain on equity securities		201,000	$ 18,000
Investment in equity securities		0		$ 0
Other Income [Member]
Investments in Equity Securities and Obligations to Deliver Securities [Line Items]
Realized loss on investments to cover short position	$ (193,000)	(193,000)
Realized gain on equity securities		$ 394,000